Note 9 - Shareholders' Equity (Details)	12 Months Ended
Dec. 31, 2013
Note 9 - Shareholders' Equity (Details) [Line Items]
Number of Class A Common Stock Convertible With Each Class B Common Stock (in Shares)	1
Common Class A [Member]
Note 9 - Shareholders' Equity (Details) [Line Items]
Number of Votes Each Common Share Entitled	1
Common Class B [Member]
Note 9 - Shareholders' Equity (Details) [Line Items]
Number of Votes Each Common Share Entitled	10